Loans, Financings and Debentures - Summary of Changes in Loans, Financings and Debentures (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Beginning Balance	R$ 15,179
Financings obtained net of funding costs	4,812
Ending Balance	14,398	R$ 15,179
Loans, financings and debentures [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	15,179	15,167	R$ 13,509
Loans and financings obtained	3,363	5,878	5,817
Funding costs			(78)
Transaction costs	(16)	(141)
Financings obtained net of funding costs			5,739
Interest paid in advance (1)	(48)
Financings obtained, net	3,299	5,737
Transaction costs (2)	(11)
Monetary and exchange rate variation	168	231	400
Financial charges provisioned	1,537	2,002	1,529
Amortization of transaction cost	67	68	16
Financial charges paid	(1,749)	(2,369)	(1,331)
Amortization of financings	(4,131)	(5,592)	(4,695)
Subtotal	14,359	15,244
(-) FIC Pampulha: Securities of subsidiary companies	39	(65)
Ending Balance	R$ 14,398	R$ 15,179	R$ 15,167